INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 7 – Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes (formerly Statement of Financial Accounting Standard No., 109, Accounting for Income Taxes). Under the provisions of ASC 740, a deferred tax asset or liability (net of a valuation allowance) is provided in the financial statements by applying the provisions of applicable laws to measure the deferred tax consequences of temporary differences that will result in taxable or deductible amounts in future years as a result of events recognized in the financial statements in the current or preceding years.

The items accounting for the difference between income taxes computed at the federal statutory rate and the provision for income taxes consists of the following:

	Years ended December 31,
	2011	2010
Federal statutory rate	34.00%	34.00%
Effect of:
State taxes, net of federal tax benefit	3.06%	3.06%
Valuation allowance	(37.06%)	(37.06%)
Effective income tax rate	- %	- %

Income tax provision is summarized below (in thousands):

	Years ended December 31,
	2011	2010
Current expense (benefit)
Federal	$ -	$ -
State	-	-
Total current	-	-
Deferred expense (benefit)
Federal	(2,461)	(1,407)
State	(221)	(127)
Total deferred	(2,682)	(1,534)
Less: valuation allowance	2,682	1,534
Total	$ -	$ -

We will recognize future accrued interest and penalties related to unrecognized tax benefits in income tax expense if incurred. At December 31, 2011 we had no unrecognized tax benefits in income tax expense, and do not expect any in 2012. Our income tax returns are no longer subject to Federal tax examinations by tax authorities for year before 2008 and state examinations for years before 2007.

The components of the deferred tax asset are as follows (in thousands):

Year ended Dec. 31, 2011
Current deferred tax assets:
Net operating loss carryforwards	$ (4,216)
Bargain purchase	(643)
RSU & stock option expense	993
Entertainment & other items	7

Total current deferred tax assets	(3,860)
Valuation allowance	3,860
Effective income tax rate	$ -

For the year ended December 31, 2011 and December 31, 2010 the deferred tax asset of $2,682,000 and $1,534,000, respectively, for a total of $4,216,000 is not recognized, since management has determined the tax benefit cannot be reasonably assured of being used in the near future. The net operating loss carryforward, if not used, will expire in various years through 2030, and is severely restricted as per the Internal Revenue Code if there is a change in ownership. The following is a summary of the combined net operating loss carryforward (in thousands):

	Federal	Colorado
Total projected tax carryforward into 2012 and beyond	$ (8,571)	(3,214)